Consolidated Statement of Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Revenue and Other Interest Income [Abstract]
Interest and fees on finance receivables and loans									$ 4,570	$ 4,457	$ 4,529
Interest on loans held-for-sale									40	1	20
Interest and dividends on available-for-sale investment securities									381	367	325
Interest-bearing cash									8	8	10
Operating leases									3,398	3,558	3,209
Total financing revenue and other interest income									8,397	8,391	8,093
Interest Expense [Abstract]
Interest on deposits									718	664	654
Interest on short-term borrowings									49	52	63
Interest on long-term debt									1,662	2,067	2,602
Total interest expense									2,429	2,783	3,319
Depreciation expense on operating lease assets									2,249	2,233	1,995
Net financing revenue (loss)	$ 983	$ 970	$ 916	$ 850	$ 799	$ 889	$ 866	$ 821	3,719	3,375	2,779
Other revenue [Abstract]
Servicing fees									45	31	126
Servicing asset valuation and hedge activities, net									0	0	(213)
Total servicing income, net									45	31	(87)
Insurance premiums and service revenue earned									940	979	1,012
Gain (loss) on mortgage and automotive loans, net									45	7	55
Gain (loss) on extinguishment of debt									(357)	(202)	(59)
Other gain (loss) on investments, net									155	181	180
Other income, net of losses									314	280	383
Total other revenue	356	332	211	243	215	375	365	321	1,142	1,276	1,484
Total net revenue (loss)	1,339	1,302	1,127	1,093	1,014	1,264	1,231	1,142	4,861	4,651	4,263
Provision for loan losses	240	211	140	116	155	102	63	137	707	457	501
Noninterest Expense [Abstract]
Compensation and benefits expense									963	947	1,019
Insurance losses and loss adjustment expenses									293	410	405
Other operating expenses									1,505	1,591	1,981
Total noninterest expense	668	674	724	695	672	742	821	713	2,761	2,948	3,405
Income (loss) from continuing operations before income tax expense	431	417	263	282	187	420	347	292	1,393	1,246	357
Income tax expense (benefit) from continuing operations	155	144	94	103	36	127	64	94	496	321	(59)
Net income (loss) from continuing operations	276	273	169	179	151	293	283	198	897	925	416
Income (loss) from discontinued operations, net of tax	(13)	(5)	13	397	26	130	40	29	392	225	(55)
Net income (loss)	$ 263	$ 268	$ 182	$ 576	$ 177	$ 423	$ 323	$ 227	$ 1,289	$ 1,150	$ 361
Earnings Per Share, Basic [Abstract]
Net income (loss) from continuing operations, Per Basic Share	$ (1.94)	$ 0.49	$ (2.24)	$ 0.23	$ 0.17	$ 0.47	$ 0.45	$ 0.27	$ (3.47)	$ 1.36	$ (1.51)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									0.81	0.47	(0.13)
Net (loss) income, Basic	(1.97)	0.48	(2.22)	1.06	0.23	0.74	0.54	0.33	(2.66)	1.83	(1.64)
Earnings Per Share, Diluted [Abstract]
Net income (loss) from continuing operations, Per Diluted Share	(1.94)	0.49	(2.24)	0.23	0.17	0.47	0.45	0.27	(3.47)	1.36	(1.51)
Income (loss) from discontinued operations, net of tax									0.81	0.47	(0.13)
Net (loss) income, Diluted	$ (1.97)	$ 0.47	$ (2.22)	$ 1.06	$ 0.23	$ 0.74	$ 0.54	$ 0.33	$ (2.66)	$ 1.83	$ (1.64)